LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

As of December 31, 2020, a third party loaned the Company a total of $114,500. The loan was used to cover general operating expenses, is non-interest bearing and due on demand. During the year ended December 31, 2021, the Company repaid $100,000 of the loan. During the year ended December 31, 2022, the same individual provided consulting/IR services to the Company valued at $100,000. The amount due was added to the note payable for a balance due of $114,500 as of December 31, 2022. During the nine months ended September 30, 2023, the note was fully converted into 5,725,000 shares of common stock.

Effective January 1, 2023, the Company acquired a financing loan for its Director and Officer Insurance for $42,500. The loan bears interest at 7.75%, requires monthly payments of $4,402.42 and is due within one year. As of September 30, 2023, the balance due is $8,540.

NOTE 5 – LOANS PAYABLE

As of December 31, 2020, a third party loaned the Company a total of $114,500. The loan was used to cover general operating expenses, is non-interest bearing and due on demand. During the year ended December 31, 2021, the Company repaid $100,000 of the loan. During the year ended December 31, 2022, the same individual provided consulting/IR services to the Company valued at $100,000. The amount due was added to the note payable for a balance due of $114,500 as of December 31, 2022.

Effective January 1, 2022, the Company acquired a financing loan for its Director and Officer Insurance for $26,381. The loan bears interest at 10.45%, requires monthly payments of $3,060.36 and is due within one year. As of December 31, 2022, the balance due is $0.

On August 17, 2022, a third party loaned the Company $14,000. The loan has an original issue discount of $3,500, for a total note payable of $17,500. The note bears interest at 8% and is due in one year. This loan was repaid in full on December 15, 2022.